Lease Arrangements - Summary of Lease Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities - current	$ 3,339	$ 109	$ 3,211
Lease liabilities - noncurrent	7,334	$ 239	7,062
Lease liabilities	$ 10,673		$ 10,273